Financial assets at fair value through other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2019
Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
Summary of financial assets at fair value through other comprehensive income
3 Financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income by type
	30June2019	31December2018
Equity securities	2,551	3,228
Debt securities[1]	26,776	25,616
Loans and advances[1]	1,967	2,379
	31,294	31,223

1 Debt securities include an amount of loan loss provisions of EUR -8 million (31 December 2018: EUR -6 million) and the Loans and advances includes an amount of loan loss provision of EUR -4 million (31 December 2018: -5 million).

Summary of Equity Securities Designated as at Fair Value Through Other Comprehensive Income
Exposure to equity securities

Equity securities designated as at fair value through other comprehensive income
	Carryingvalue	Dividend income
	30June2019	30June2019
Investment in Bank of Beijing	2,080
Other Investments	471	5
	2,551	5

Summary of Changes in Fair Value through Other Comprehensive Income Financial Assets
Changes in fair value through other comprehensive income financial assets
	FVOCI equity securities		FVOCI debt instruments[1]		Total
	30June2019	31December2018	30June2019	31December2018	30June2019	31December2018
Opening balance as at 1 January	3,228	3,983	27,995	65,747	31,223	69,730
Effect of changes in accounting policy		–184		–31,945		–32,129
Additions	9	33	7,756	10,486	7,764	10,518
Amortisation			–2	–12	–2	–12
Transfers and reclassifications	0	1	0	1	0	2
Changes in unrealised revaluations[2]	241	–463	972	–660	1,213	–1,123
Impairments			–3		–3
Reversals of impairments			1	16	1	16
Disposals and redemptions	–943	–178	–8,039	–15,478	–8,982	–15,656
Exchange rate differences	16	35	63	–159	79	–124
Changes in the composition of the group and other changes		0	1	1	1	1
Closing balance	2,551	3,228	28,744	27,995	31,294	31,223

1 Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances
2 Changes in unrealised revaluations include changes on hedged items which are recognised in the statement of profit or loss.